COMMITMENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 11 – Commiments

Lease Agreement

In December 2016, the Company renewed its one-year operating lease agreement. The lease will expire on February 28, 2018 and has a monthly rent of RMB 35,192 (or approximately $5,299). Future rental payment due under the lease is RMB 70,384 or approximately $10,598). In December 2017, the Company renewed the one-year operating lease agreement, which will now expire on February 28, 2019.

Rent expense for the six months ended December 31, 2017 and 2016 was $31,794 and $24,335, respectively. Rent expense for the three months ended December 31, 2017 and 2016 was $15,897 and $12,158, respectively.

In December 2016, the Company renewed the one-year property management contract. The contract will expire on February 28, 2018  and has a monthly management fee of RMB 70,384 (or approximately $10,597). Future management fee due under the contract is RMB351,920 (or approximately $52,987). The company also renewed the one-year property management contract, which will now expire on February 28, 2019.

NOTE 13 – Commiments

Lease Agreement

In December 2016, the Company renewed the one-year operating lease agreement. The lease started March 1, 2017 and will expire on February 28, 2018 and has a monthly rent of RMB 35,192 (or approximately US $5,167). Future rental payment due under the lease is RMB 387,112 (or approximately US $56,834).

Rental expenses for the year ended June 30, 2017 and 2016 were $63,790 and $58,769, respectively.

In December 2016, the Company renewed the one-year property management contract. The Contract started March 1, 2017 and will expire on February 28, 2018 and has a monthly management fee of RMB 70,384 (or approximately US $10,333). Future management fees due under the contract is RMB774,224 (or approximately US $113,668).